Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 210,643,000	$ 217,450,000
Restricted cash	787,000	105,000
Prepaid expenses and other current assets	37,826,000	15,411,000
Total current assets	249,256,000	232,966,000
Non-current assets:
Property and equipment, net	28,164,000	19,968,000
Operating lease assets	23,409,000
Long-term deposits	2,040,000	1,276,000
Deferred tax asset	410,000
Intangible assets, net	254,000	0
Total assets	303,533,000	254,210,000
Current liabilities:
Accounts payable	1,075,000	2,022,000
Accrued expenses and other liabilities	21,398,000	19,054,000
Lease liability	2,511,000
Total current liabilities	24,984,000	21,076,000
Non-current liabilities:
Lease liability	23,710,000
Long-term lease incentive obligation	0	207,000
Other long-term payables	0	285,000
Total liabilities	48,694,000	21,568,000
Shareholders' equity:
Additional paid-in capital	500,560,000	361,311,000
Accumulated other comprehensive loss	(8,691,000)	(15,488,000)
Accumulated deficit	(237,150,000)	(113,301,000)
Total shareholders' equity	254,839,000	232,642,000
Total liabilities and shareholders' equity	303,533,000	254,210,000
Ordinary shares
Shareholders' equity:
Shares value	2,000	2,000
Deferred Shares
Shareholders' equity:
Shares value	0	0
Deferred B shares
Shareholders' equity:
Shares value	118,000	118,000
Deferred C shares
Shareholders' equity:
Shares value	$ 0	$ 0